COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 30, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Operating lease weighted-average remaining lease term		9 months 18 days	1 year 6 months	2 years
Operating lease weighted-average discount rate		7.00%	7.00%	5.50%
Purchase commitment | $		$ 467,000	$ 602,335	$ 657,112
Operating lease original expiry		2024-12
Operating lease extended expiry		2025-06
COLORADO [Member] | Office Building [Member]
COMMITMENTS AND CONTINGENCIES
Area of land | ft²		27,900	27,900
Operating lease original expiry			2024-12
Operating lease extended expiry	2025-06